Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Long Term Debt, Japan (Details) - JAPAN - EDAP Technomed Co Ltd. [Member]	Dec. 31, 2016 JPY (¥)
Loan Four [Member]
Debt Instrument, Face Amount	¥ 55,000,000
Debt Instrument, Interest Rate, Stated Percentage	1.80%
Loan Three [Member]
Debt Instrument, Face Amount	¥ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.10%